Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
2026 [Member]
Commitments [Line Items]
Exploration expenses	$ 953
2027 [Member]
Commitments [Line Items]
Exploration expenses	$ 568